Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ 2,892,470		$ 2,011,403	$ 1,279,931
Gain (loss) on disposal of investments	(16,388)	$ (591)	(91,070)	(16,293)
Others	(2,009,952)		(1,871,567)	(71,147)
Total other gains and losses	866,130	31,223	48,766	1,166,729
Interest expenses, bonds payable	437,055		377,193	672,902
Interest expenses, bank loans	1,285,708		1,417,028	1,808,633
Interest expenses,lease liabilities	145,187		154,730	178,112
Interest expenses, others	139		55,467	274,168
Financial expenses	94,841		69,015	63,828
Total finance costs	1,962,930	$ 70,762	$ 2,073,433	2,997,643
Investments accounted for under the equity method [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss	$ 0			$ (25,762)